UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     09/30/2011

Check here if Amendment: [ ]; Amendment Number:

This Amendment (Check only one):
               [ ] is a restatement.
               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCPSM
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPSM          Westport, CT          11/14/2011
--------------------------------       ---------------       ------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:               NONE

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:          $439,387
                                                 (thousands)



List of Other Included Managers:                  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE

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
ITEM 1                           ITEM 2           ITEM 3     ITEM 4       ITEM 5            ITEM 6      ITEM 7   ITEM 8
                                                                                            INVESTMENT           VOTING
                                                                          SHARES            DISCRETION           AUTHORITY
NAME                             TITLE                       FAIR         OR                SOLE                 SOLE
OF                               OF                          MARKET       PRINCIPAL   SH    SHARED               SHARED
ISSUER                           CLASS            CUSIP      VALUE        AMOUNT      PRN   OTHER       MANAGER  OTHER
ACACIA RESEARCH CORP             ACACIA TCH COM   003881307    3,599,000     100,000        SOLE        FINE     SOLE
ACTIVISION BLIZZARD INC          COM              00507V109    5,177,000     435,000        SOLE        FINE     SOLE
APPLE INC                        COM              037833100   22,879,000      60,000        SOLE        FINE     SOLE
APPLIED MATERIALS INC            COM              038222105    5,178,000     500,000        SOLE        FINE     SOLE
ARM HOLDINGS PLC                 SPN ADR          042068106    5,100,000     200,000        SOLE        FINE     SOLE
AVAGO TECHNOLOGIES LTD           SHS              Y0486S104    7,701,000     235,000        SOLE        FINE     SOLE
BAIDU INC                        SPN ADR REP A    056752108    6,949,000      65,000        SOLE        FINE     SOLE
BROADSOFT INC                    COM              11133B409    9,560,000     315,000        SOLE        FINE     SOLE
CHECK POINT SOFTWARE TECH LTD    ORD              M22465104    2,638,000      50,000        SOLE        FINE     SOLE
CIENA ORD                        COM NEW          171779309   35,840,000   3,200,000        SOLE        FINE     SOLE
CISCO SYSTEMS INC                COM              17275R102   10,075,000     650,000        SOLE        FINE     SOLE
CORNING INC                      COM              219350105   12,051,000     975,000        SOLE        FINE     SOLE
ELECTRONIC ARTS INC              COM              285512109    4,704,000     230,000        SOLE        FINE     SOLE
ERICSSON L M TEL CO              ADR B SEK 10     294821608    2,149,000     225,000        SOLE        FINE     SOLE
ERICSSON L M TEL CO - CALL       ADR B SEK 10     294821608    9,550,000   1,000,000  CALL  SOLE        FINE
EZCHIP SEMICONDUCTOR LIMITED     ORD              M4146Y108    6,644,000     200,000        SOLE        FINE     SOLE
FORTINET INC                     COM              34959E109    6,720,000     400,000        SOLE        FINE     SOLE
FUSION-IO INC                    COM              36112J107    1,425,000      75,000        SOLE        FINE     SOLE
INFORMATICA CORP                 COM              45666Q102   11,466,000     280,000        SOLE        FINE     SOLE
INTERDIGITAL INC                 COM              45867G101   11,645,000     250,000        SOLE        FINE     SOLE
J2 GLOBAL COMMUNICATIONS INC     COM NEW          46626E205    3,094,000     115,000        SOLE        FINE     SOLE
KEYNOTE SYSTEMS INC              COM              493308100   23,243,000   1,100,000        SOLE        FINE     SOLE
LOGITECH INTERNATIONAL S A       SHS              H50430232    1,054,000     135,000        SOLE        FINE     SOLE
MITEK SYSTEMS INC                COM NEW          606710200    1,119,000     121,000        SOLE        FINE     SOLE
NETSUITE INC                     COM              64118Q107    9,859,000     365,000        SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC         COM              67086E303   15,520,000   3,200,000        SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC - CALL  COM              67086E303    1,688,000     348,000  CALL  SOLE        FINE
OCZ TECHNOLOGY GROUP INC - CALL  COM              67086E303    1,006,000     207,500  CALL  SOLE        FINE
QLIK TECHNOLOGIES INC            COM              74733T105   21,306,000     985,000        SOLE        FINE     SOLE
SALESFORCE.COM INC               COM              79466L302   23,999,000     210,000        SOLE        FINE     SOLE
SIFY TECHNOLOGIES LIMITED        SPN ADR          82655M107    1,995,000     500,000        SOLE        FINE     SOLE
SINA CORP                        ORD              G81477104   25,780,000     360,000        SOLE        FINE     SOLE
SONUS NETWORKS INC               COM              835916107   42,775,000  19,803,357        SOLE        FINE     SOLE
SPREADTRUM COMMUNICATIONS INC    ADR              849415203    3,590,000     200,000        SOLE        FINE     SOLE
SUCCESSFACTORS INC               COM              864596101   72,993,000   3,175,000        SOLE        FINE     SOLE
TEKELEC                          COM              879101103    1,208,000     200,000        SOLE        FINE     SOLE
TIBCO SOFTWARE INC               COM              88632Q103    6,717,000     300,000        SOLE        FINE     SOLE
UNIVERSAL DISPLAY CORP           COM              91347P105    1,393,000      29,050        SOLE        FINE     SOLE


                                                             439,387,000

ENTRY TOTAL                                   38
TABLE VALUE IN THOUSANDS         $       439,387
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